SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Years ended December 31,
Number of common shares (in millions)	Notes	2021	2020
Outstanding, beginning of the year		475.3	469.0
Issuance of shares		—	3.3
Issuance of shares for share-based compensation	35	1.7	3.0
Outstanding, end of the year		477.0	475.3